Goodwill and Intangible Assets, Net (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets, Net [Line Items]
Impairment charges	$ 69,900	$ 69,900
Goodwill	54,700	54,700
Intangible assets	$ 15,200	15,200
Amortization expenses		$ 1,400	$ 655